Stockholders' deficit, Equity Transactions (Q1) (Details) $ / shares in Units, $ in Millions				1 Months Ended
	Jan. 02, 2020 USD ($) shares	Feb. 12, 2019 USD ($) $ / shares shares	Dec. 12, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2020 shares	Mar. 30, 2020 shares	Mar. 05, 2020 shares	Mar. 03, 2020 Director shares	Jan. 13, 2020 shares	Dec. 31, 2019 shares
Common Stock [Abstract]
Common stock, shares issued (in shares)				11,661,485	48,939,708					47,977,390
Units issued in private placement offering (in shares)			1,425,641
Unit price (in dollars per share) | $ / shares			$ 1.95
Gross proceeds from private placement offering | $			$ 2.8
Share issuance costs | $			$ 0.1
Reserved Shares of Common Stock for Future Issuance [Abstract]
Conversion of Series E (in shares)					1,760,903					1,760,903
Exercise of options to purchase common stock (in shares)					7,891,833					7,791,833
Warrants to purchase common stock (in shares)					18,046,310					16,981,854
Notes payable (in shares)					4,722,795					4,437,500
Total (in shares)				0	32,421,841					30,972,090
Series A Preferred Units [Member]
Common Stock [Abstract]
Units issued in private placement offering (in shares)		69,115
Unit price (in dollars per share) | $ / shares		$ 2.17		$ 2.17
Gross proceeds from private placement offering | $		$ 0.2
Share issuance costs | $				$ 0.5
Common Stock [Member] | Advertising Services [Member]
Common Stock [Abstract]
Common stock, shares issued (in shares)							125,000
Common Stock [Member] | Investor [Member]
Common Stock [Abstract]
Common stock, shares issued (in shares)	308,642
Gross proceeds from private placement offering | $	$ 0.5
Common Stock [Member] | Investor [Member] | Maximum [Member]
Common Stock [Abstract]
Share issuance costs | $	$ 0.1
Common Stock [Member] | ABG [Member]
Common Stock [Abstract]
Common stock, shares issued (in shares)									72,720
Restricted Stock [Member]
Common Stock [Abstract]
Common stock, shares issued (in shares)								450,000
Number of non-employee directors | Director								3
Restricted Stock [Member] | Officer [Member]
Common Stock [Abstract]
Common stock, shares issued (in shares)						5,956